EQUITY AND EARNINGS PER SHARE - OUTSTANDING OPTIONS (Details) (USD $)	May 15, 2013
Stock Options outstanding	21,459,275
Strike Price	$ 5.35
Options - Strike Price 10.91
Stock Options outstanding	116,380
Strike Price	$ 10.91
Maturity Date	Jul. 16, 2013
Options - Strike Price 12.28
Stock Options outstanding	304,604
Strike Price	$ 12.28
Maturity Date	Dec. 01, 2013
Options - Strike Price 14.17
Stock Options outstanding	328,350
Strike Price	$ 14.17
Maturity Date	Jan. 09, 2014
Options - Strike Price 13.86
Stock Options outstanding	343,275
Strike Price	$ 13.86
Maturity Date	May 25, 2014
Options - Strike Price 16.95
Stock Options outstanding	162,500
Strike Price	$ 16.95
Maturity Date	Nov. 22, 2014
Options - Strike Price 15.97
Stock Options outstanding	330,000
Strike Price	$ 15.97
Maturity Date	Jan. 12, 2015
Options - Strike Price 16.68
Stock Options outstanding	2,000
Strike Price	$ 16.68
Maturity Date	Aug. 01, 2015
Options - Strike Price 15.87
Stock Options outstanding	170,000
Strike Price	$ 15.87
Maturity Date	Nov. 01, 2016
Options - Strike Price 16.90
Stock Options outstanding	242,000
Strike Price	$ 16.90
Maturity Date	Jan. 23, 2017
Options - Strike Price 14.96
Stock Options outstanding	456,000
Strike Price	$ 14.96
Maturity Date	Apr. 11, 2017
Options - Strike Price 3.29
Stock Options outstanding	1,676,833
Strike Price	$ 3.29
Maturity Date	Mar. 29, 2021
Options - Strike Price 2.49
Stock Options outstanding	2,539,833
Strike Price	$ 2.49
Maturity Date	Sep. 27, 2021
Options - Strike Price 2.74
Stock Options outstanding	2,000
Strike Price	$ 2.74
Maturity Date	Dec. 20, 2021
Options - Strike Price 3.41
Stock Options outstanding	1,897,500
Strike Price	$ 3.41
Maturity Date	Apr. 03, 2021
Options - Strike Price 3.67
Stock Options outstanding	2,300,000
Strike Price	$ 3.67
Maturity Date	May 21, 2022
Options - Strike Price 3.67
Stock Options outstanding	2,530,000
Strike Price	$ 3.67
Maturity Date	Jul. 31, 2022
Options - Strike Price 5.12
Stock Options outstanding	5,750,000
Strike Price	$ 5.12
Maturity Date	Jan. 11, 2023
Options - Strike Price 5.74
Stock Options outstanding	2,300,000
Strike Price	$ 5.74
Maturity Date	Feb. 15, 2023
Options - Strike Price 6.79
Stock Options outstanding	8,000
Strike Price	$ 6.79
Maturity Date	Jun. 02, 2023